UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):    [x] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:


 /s/ Zang Xiong                     Minneapolis, MN              10/01/2012
 -------------------                ---------------              ----------
     [Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48


FORM 13F INFORMATION TABLE VALUE TOTAL:     $108,069
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-June-12


             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100     1425   339,200.00 SH         Sole               339,200.00  0     0
ADA ES, Inc.                     COM             005208103      301    11,870.00 SH         Sole                11,870.00  0     0
ADVENT SOFTWARE, INC             COM             007974108     3162   116,628.00 SH         Sole               116,628.00  0     0
ADVISORY BOARD COMPANY           COM             00762W107     3430    69,170.00 SH         Sole                69,170.00  0     0
ANSYS, INC.                      COM             03662Q105     3114    49,346.00 SH         Sole                49,346.00  0     0
BIO REFERENCE LABS, INC.         COM             09057G602     2186    83,192.00 SH         Sole                83,192.00  0     0
BJS RESTAURANTS, INC.            COM             09180C106     1390    36,580.00 SH         Sole                36,580.00  0     0
BODY CENTRAL                     COM             09689U102      545    60,520.00 SH         Sole                60,520.00  0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1292    71,563.00 SH         Sole                71,563.00  0     0
BUFFALO WILD WINGS               COM             119848109     2785    32,140.00 SH         Sole                32,140.00  0     0
CAVIUM, INC.                     COM             14964U108     1876    67,000.00 SH         Sole                67,000.00  0     0
COMSCORE, INC.                   COM             20564W105     2157   131,032.00 SH         Sole               131,032.00  0     0
COSTAR GROUP, INC.               COM             22160N109     2468    30,390.00 SH         Sole                30,390.00  0     0
DEALERTRACK HOLDINGS INC         COM             242309102     4270   141,819.00 SH         Sole               141,819.00  0     0
DORMAN PRODUCTS                  COM             258278100     1119    44,598.00 SH         Sole                44,598.00  0     0
DRIL QUIP, INC.                  COM             262037104     2297    35,020.00 SH         Sole                35,020.00  0     0
EBIX, INC.                       COM             278715206     1155    57,890.00 SH         Sole                57,890.00  0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     3096   162,410.00 SH         Sole               162,410.00  0     0
ELLIE MAE INC.                   COM             28849P100     2179   121,030.00 SH         Sole               121,030.00  0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     3141   127,476.00 SH         Sole               127,476.00  0     0
EZCORP, INC.                     COM             302301106     2092    89,154.00 SH         Sole                89,154.00  0     0
GENTHERM, INC.                   COM             37253A103     2449   213,170.00 SH         Sole               213,170.00  0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1496    91,717.00 SH         Sole                91,717.00  0     0
HIBBETT SPORTS, INC.             COM             428567101     3288    56,970.00 SH         Sole                56,970.00  0     0
HMS HLDGS CORP.                  COM             40425J101     2543    76,335.00 SH         Sole                76,335.00  0     0
INNERWORKINGS                    COM             45773Y105     2557   189,006.00 SH         Sole               189,006.00  0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     2803    61,859.00 SH         Sole                61,859.00  0     0
KEYNOTE SYSTEMS, INC.            COM             493308100     1359    91,490.00 SH         Sole                91,490.00  0     0
LIQUIDITY SERVICES               COM             53635B107     1093    21,350.00 SH         Sole                21,350.00  0     0
LIVEPERSON, INC.                 COM             538146101     1728    90,640.00 SH         Sole                90,640.00  0     0
LKQ CORPORATION                  COM             501889208     4313   129,130.00 SH         Sole               129,130.00  0     0
LOGMEIN, INC.                    COM             54142L109     2133    69,890.00 SH         Sole                69,890.00  0     0
M/A COM                          COM             55405Y100     1566    84,670.00 SH         Sole                84,670.00  0     0
MISTRAS GROUP, INC.              COM             60649T107     2880   109,575.00 SH         Sole               109,575.00  0     0
MONRO MUFFLER, INC.              COM             610236101     2153    64,785.00 SH         Sole                64,785.00  0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     5294    51,516.00 SH         Sole                51,516.00  0     0
NEOGEN CORP.                     COM             640491106     2462    53,284.00 SH         Sole                53,284.00  0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     2126    35,410.00 SH         Sole                35,410.00  0     0
REALPAGE                         COM             75606N109     1709    73,780.00 SH         Sole                73,780.00  0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107      840    52,040.00 SH         Sole                52,040.00  0     0
SCIQUEST, INC.                   COM             80908T101     1639    91,280.00 SH         Sole                91,280.00  0     0
SHUTTERFLY, INC.                 COM             82568P304     1673    54,500.00 SH         Sole                54,500.00  0     0
SKULLCANDY                       COM             83083J104     1118    79,010.00 SH         Sole                79,010.00  0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     4493    45,290.00 SH         Sole                45,290.00  0     0
SYNTEL, INC.                     COM             87162H103     3322    54,730.00 SH         Sole                54,730.00  0     0
TANGOE, INC.                     COM             87582Y108     1909    89,560.00 SH         Sole                89,560.00  0     0
TEAVANA, INC.                    COM             87819P102     1744   128,870.00 SH         Sole               128,870.00  0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1899    21,313.00 SH         Sole                21,313.00  0     0